Stockholders' Equity - Additional Information (Detail) (USD $)	1 Months Ended				9 Months Ended		12 Months Ended					12 Months Ended	1 Months Ended			1 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended		9 Months Ended	12 Months Ended	0 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended			9 Months Ended	12 Months Ended			7 Months Ended	3 Months Ended											3 Months Ended	9 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 22, 2013	Jan. 02, 2013	Mar. 14, 2012	Apr. 28, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 25, 2012	May 25, 2012	Dec. 31, 2012 Restricted Stock [Member]	Mar. 28, 2012 Non-employee directors [Member]	Dec. 31, 2012 Non-employee directors [Member]	Mar. 14, 2012 Non-employee directors [Member]	Dec. 31, 2012 Non-employee directors [Member] Restricted Stock [Member]	Mar. 14, 2012 Audit Committee and Committee of Independent Directors [Member]	Mar. 14, 2012 Audit Committee and Committee of Independent Directors [Member] Restricted Stock [Member]	Dec. 31, 2012 Resignation of the board members [Member]	May 18, 2012 Termination of James Haworth [Member]	Apr. 28, 2011 Termination of James Haworth [Member]	Sep. 30, 2012 September 2012 Warrants [Member]	Dec. 31, 2012 September 2012 Warrants [Member]	May 25, 2012 2007 Private Placement warrants [Member]	May 25, 2012 2007 Private Placement warrants [Member]	May 24, 2012 2007 Private Placement warrants [Member]	Sep. 30, 2010 Series D Warrants [Member]	Sep. 30, 2013 The Home Depot [Member]	Sep. 30, 2012 The Home Depot [Member]	Sep. 30, 2013 The Home Depot [Member]	Sep. 30, 2012 The Home Depot [Member]	Dec. 31, 2012 The Home Depot [Member]	Dec. 31, 2011 The Home Depot [Member]	Sep. 30, 2011 The Home Depot [Member]	Sep. 30, 2013 The Home Depot [Member] Purchasing Agreement [Member]	Dec. 31, 2012 The Home Depot [Member] Purchasing Agreement [Member]	Jan. 13, 2011 The Home Depot [Member] Purchasing Agreement [Member]	May 25, 2012 The Home Depot [Member] Series H And I Preferred Offering [Member]	Dec. 31, 2012 Series H And I Preferred Offering [Member]	Dec. 31, 2012 September 2012 Preferred Offering [Member]	May 25, 2012 Investors in Rights Offering [Member] Series D Warrants [Member]	May 24, 2012 Investors in Rights Offering [Member] Series D Warrants [Member]	Sep. 30, 2013 Investors in Rights Offering [Member] Series D Warrants [Member] Minimum [Member]	Dec. 31, 2012 Investors in Rights Offering [Member] Series D Warrants [Member] Minimum [Member]	May 25, 2012 Investors in Rights Offering [Member] Series D Warrants [Member] Minimum [Member]	May 24, 2012 Investors in Rights Offering [Member] Series D Warrants [Member] Minimum [Member]	Sep. 30, 2013 Investors in Rights Offering [Member] Series D Warrants [Member] Maximum [Member]	Dec. 31, 2012 Investors in Rights Offering [Member] Series D Warrants [Member] Maximum [Member]	May 25, 2012 Investors in Rights Offering [Member] Series D Warrants [Member] Maximum [Member]	May 24, 2012 Investors in Rights Offering [Member] Series D Warrants [Member] Maximum [Member]	Sep. 30, 2013 Chief Executive Officer [Member]	Sep. 30, 2013 Chief Executive Officer [Member]	Sep. 30, 2013 Directors [Member]	Sep. 30, 2012 Directors [Member]	Sep. 30, 2013 Directors [Member]	Sep. 30, 2012 Directors [Member]	Dec. 31, 2012 Directors [Member]	Dec. 31, 2011 Directors [Member]
Class of Stock [Line Items]
Director fees			$ 875,000																																				$ 347,000	$ 27,000
Stock Options to Purchase Shares of stock											18,092,511		125,000		100,000		25,000								1,726,249	1,273,112											5,000,000	5,123,715	15,068		1,240,798	1,171,044
An option to receive amount of common stock																100,000		25,000
Stock Options/Warrants to Purchase Shares of stock, exercise price										0.72				1.19			1.19								1.18	1.60	6.00								1.95	1.95	2.00	1.95					5.57	5.57	5.57	5.90	5.59	5.59	5.59	5.92
Stock options and restricted shares of common stock vesting period			On the first day of each calendar quarter, commencing January 1, 2012
Vesting rate per quarter			25.00%	100.00%
Stock option expiration date			Mar. 13, 2022
Restricted common stock issued	192,308	500,000											630,254								1,000,000																		218,096	30,901
Unvested Restricted Shares												956,705							220,594	736,111
Expenses related to restricted stock awards					259,724	956,916	1,563,519	945,001	930,202																																										49,000	119,000	238,000	302,000	238,000	966,000	846,000	945,000
Expenses related to stock options issued							7,300,000	3,200,000	3,900,000																																												0	11,000	20,000	129,000	718,000	178,000
Strategic Purchasing Agreement date with the home depot to supply LED retrofit lamps and fixtures																																			Jul. 23, 2010	Jul. 23, 2010
Common stock vested shares												922,546																							1,000,000	1,000,000
Percentage of gross product order																																			20.00%	20.00%
Long- term purchase commitment additional extension time period for the years ended December 31, 2014 and 2015, in years																																			1 year	1 year
Long- term purchase commitment, initial term period, years																																			3 years	3 years
Warrants expiration date																								Nov. 30, 2012
Warrant exercisable date																						Oct. 09, 2015	Oct. 09, 2015
Shares issuable pursuant to warrant vested						3,074,229	2,049,486																						2,049,486		2,049,486	1,024,713	1,024,713	2,049,486
Revenue (increase) reduction																												9,000	(257,000)	23,000	458,000	458,000	2,500,000
Total equity value of company					$ 523,900,000